Revenue - Earned revenue (Details) - Voyage Charter - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of revenue
Revenue	$ 172,125,286	$ 204,468,964
Freight
Disaggregation of revenue
Revenue	158,445,650	183,616,930
Demurrages
Disaggregation of revenue
Revenue	$ 13,679,636	$ 20,852,034